UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
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               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
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               (Address of principal executive offices) (Zip code)

                              David Rozenson, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3333
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                December 31, 2005


                                                                                            % OF MEMBERS'
PORTFOLIO FUNDS                                    COST (a)             FAIR VALUE (b)         CAPITAL
---------------                                    --------             --------------         -------
Adelphi Europe Partners, L.P.                    $4,000,000              $4,157,200             2.48%
AlphaGen Capella Fund, Ltd.                       2,221,454               2,673,709              1.59
Alson Signature Fund, L.P.                        4,550,000               5,770,175              3.44
Basswood Financial Partners, L.P.                 5,307,833               6,025,843              3.59
Black Bear Fund I, L.P.                           1,500,000               2,747,337              1.64
Canyon Value Realization Fund, L.P.               4,703,169               6,431,943              3.83
Cavalry Technology, L.P.                          3,457,061               3,810,028              2.27
Copper Arch Fund, L.P.                            3,350,000               4,170,942              2.49
Davidson Kempner Partners, L.P.                   2,800,000               3,370,468              2.01
Elliott Associates, L.P.                          2,600,000               3,666,903              2.18
Elm Ridge Capital Partners, L.P.                  5,250,000               5,701,096              3.40
Empire Capital Partners, L.P.                     3,420,909               4,067,362              2.42
Ferox Fund, L.P.                                  2,335,651               2,321,936              1.38
Greenlight Capital Qualified, L.P.                  700,000               1,325,558              0.79
HBK Fund, L.P.                                    5,869,278               6,615,000              3.94
Highland Crusader Fund, L.P.                      3,800,000               4,103,951              2.45
Icarus Partners, L.P.                               300,000                 186,349              0.11
Indus Japan Fund, L.P.                            2,400,000               3,953,005              2.36
King Street Capital, L.P.                         5,200,000               6,752,864              4.02
Kingsford Capital Partners, L.P.                  4,578,049               3,805,400              2.27
Nisswa Fund, L.P.                                 2,384,315               2,319,212              1.38
OZ Domestic Partners, L.P.                        5,700,000               7,759,743              4.62
Parkcentral Global, L.P.                          3,900,000               4,804,180              2.86
Perry Partners, L.P.                              4,300,348               5,865,966              3.49
Raptor Global Fund, L.P.                          1,600,000               2,356,262              1.40
Redwood Domestic Fund, L.P.                       1,200,000               2,674,356              1.59
Roadway Partners, L.P.                            2,235,239               2,807,741              1.67
Scout Capital Partners II, L.P.                   5,518,060               6,917,912              4.12
Seneca Capital, L.P.                              4,800,000               6,412,292              3.82
Silver Point Capital Fund, L.P.                   2,200,000               4,152,861              2.47
Spring Point Contra Partners, L.P.                4,850,000               4,500,801              2.68
Stark Investments, L.P.                           5,279,333               6,487,433              3.87
SuttonBrook Capital Partners, L.P.                6,340,537               6,999,649              4.17
Thales Fund, L.P.                                 4,800,000               5,882,057              3.51
Thruway Partners, L.P.                            2,775,003               3,919,204              2.34
Tremblant Partners, L.P.                          4,250,000               5,973,356              3.56

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2005


                                                                                                            % OF MEMBERS'
PORTFOLIO FUNDS                                                    COST (a)             FAIR VALUE (b)          CAPITAL
---------------                                                    --------             --------------          -------

Ursa Partners, L.P.                                             $  1,600,000            $  1,194,475             0.71%
Victory Capital, L.P.                                              1,851,422               2,437,385             1.45
                                                                ------------------------------------------------------
                                                                $133,927,661            $165,121,954            98.37%
                                                                ============

Other assets, less liabilities                                                             2,735,797             1.63
                                                                                        ------------------------------

Members' Capital                                                                        $167,857,751           100.00%
                                                                                        ==============================

The investments in Portfolio Funds shown above, representing 98.37% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on December 31, 2005 are summarized below based on the investment strategy of each specific Portfolio Fund.


                                                                                                              % OF TOTAL
INVESTMENT STRATEGY                                                                 FAIR VALUE               INVESTMENTS
-------------------                                                             ------------------------------------------
Long and/or Short Equity                                                                 $78,501,140            47.54%
Multi-Arbitrage                                                                           39,097,948            23.68
Event Driven                                                                              19,315,629            11.70
Distressed                                                                                17,684,032            10.71
Statistical Arbitrage                                                                      5,882,057             3.56
Convertible Arbitrage                                                                      4,641,148             2.81
                                                                                ------------------------------------------
TOTAL                                                                                   $165,121,954           100.00%
                                                                                ==========================================

(a) The aggregate cost of investments  for tax purposes was  approximately  $140,044,471.  Net unrealized  appreciation on investments for tax purposes was $25,077,483,  consisting of $25,620,103 of gross unrealized  appreciation and $542,620 of gross unrealized depreciation.

(b) The Fund's  investments  are fair valued by the Adviser or Subadviser in accordance  with policies and procedures that seek to  ensure  that the Fund is able to  reliably  determine  the  value of it's  investments  in the  Portfolio  Funds.
Investments in Portfolio Funds are generally valued at net asset value,  which approximates fair value, as reported by the administrators  or investment  managers of the Portfolio Funds. Such values generally  represent the Fund's  proportionate share of the net assets of the Portfolio  Funds.  Accordingly,  the value of investments  in Portfolio  Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds.

    The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

    The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Columbia Management Multi-Strategy Hedge Fund, LLC
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By (Signature and Title)*  /s/ Lawrence R. Morgenthal
                         -------------------------------------------------------
                           Lawrence R. Morgenthal, President
                           (principal executive officer)

Date   February 24, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence R. Morgenthal
                         -------------------------------------------------------
                           Lawrence R. Morgenthal, President
                           (principal executive officer)

Date   February 24, 2006
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By (Signature and Title)*  /s/ David Hohmann
                         -------------------------------------------------------
                           David Hohmann, Treasurer
                           (principal financial officer)

Date   February 24, 2006
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* Print the name and title of each signing officer under his or her signature.